Investments - Principal geographic distribution of municipal bonds (Details)	Dec. 31, 2020	Dec. 31, 2019
Texas
Municipal Bonds
Percentage of municipal bonds carrying value	16.80%	17.80%
California
Municipal Bonds
Percentage of municipal bonds carrying value	16.80%	15.00%
Oregon
Municipal Bonds
Percentage of municipal bonds carrying value	11.30%	12.60%
New Jersey
Municipal Bonds
Percentage of municipal bonds carrying value	7.40%	6.70%
Illinois
Municipal Bonds
Percentage of municipal bonds carrying value	6.20%	6.30%
New York
Municipal Bonds
Percentage of municipal bonds carrying value	5.30%	7.00%